SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Media & Services – 11.5%
Alphabet, Inc., Class A(A)	135	$192,122
Alphabet, Inc., Class C(A)	135	191,332
Facebook, Inc., Class A(A)	2,186	496,443
Tencent Holdings Ltd.(B)	797	51,076

		930,973

Total Communication Services - 11.5%		930,973
Consumer Discretionary
Internet & Direct Marketing Retail – 8.2%
Alibaba Group Holding Ltd. ADR(A)	1,548	333,808
Amazon.com, Inc.(A)	120	330,796

		664,604

Total Consumer Discretionary - 8.2%		664,604
Health Care
Biotechnology – 10.7%
CRISPR Therapeutics AG(A)	961	70,604
Evogene Ltd.(A)(C)(D)	2,620	2,619
Ionis Pharmaceuticals, Inc.(A)	2,022	119,224
Moderna, Inc.(A)(D)	2,335	149,925
Sarepta Therapeutics, Inc.(A)	887	142,270
Vertex Pharmaceuticals, Inc.(A)	1,326	384,823

		869,465

Health Care Services – 1.3%
Teladoc Health, Inc.(A)	535	102,124

Health Care Technology – 3.5%
Cerner Corp.	4,069	278,913

Total Health Care - 15.5%		1,250,502
Information Technology
Application Software – 8.3%
ACI Worldwide, Inc.(A)(C)	9,597	259,032
Aspen Technology, Inc.(A)	3,102	321,444
salesforce.com, Inc.(A)	486	90,978

		671,454

Data Processing & Outsourced Services – 6.7%
Euronet Worldwide, Inc.(A)	2,068	198,120
Fiserv, Inc.(A)	698	68,150
WNS (Holdings) Ltd. ADR(A)(C)	5,058	278,084

		544,354

Semiconductor Equipment – 3.6%
ASML Holding N.V., NY Registry Shares	788	290,042

Semiconductors – 18.4%
Infineon Technologies AG(B)	9,113	213,526
Microchip Technology, Inc.	1,178	124,039
Micron Technology, Inc.(A)	7,476	385,183
NVIDIA Corp.	256	97,289
QUALCOMM, Inc.	2,701	246,400
Semtech Corp.(A)	1,985	103,669
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,710	97,049
Universal Display Corp.	1,531	229,036

		1,496,191

Systems Software – 11.7%
Microsoft Corp.	4,144	843,299
ServiceNow, Inc.(A)	254	103,071

		946,370

Technology Hardware, Storage & Peripherals – 8.6%
Apple, Inc.	1,667	608,029
Samsung Electronics Co. Ltd.(B)	2,035	90,078

		698,107

Total Information Technology - 57.3%		4,646,518
Materials
Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc.(A)(C)	23,649	27,669

Total Materials - 0.3%		27,669
Real Estate
Specialized REITs – 1.8%
QTS Realty Trust, Inc., Class A	2,285	146,427

Total Real Estate - 1.8%		146,427

TOTAL COMMON STOCKS – 94.6%		$7,666,693
(Cost: $2,934,825)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-15-20(C)(E)(F)	1,396	586
Marrone Bio Innovations, Inc., expires 12-15-21(C)(E)(F)	523	220
Marrone Bio Innovations, Inc., expires 3-15-21(C)(E)(F)	628	264
Marrone Bio Innovations, Inc., expires 9-15-20(C)(E)(F)	291	122

		1,192

TOTAL WARRANTS – 0.0%		$1,192
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc., 8.000%, 12-31-22(C)(E)	$4,713	4,695

Total Materials - 0.1%		4,695

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,695
(Cost: $4,713)

SHORT-TERM SECURITIES	Shares
Money Market Funds(H) - 5.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(G)	16	16

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	431,702	431,702

		431,718

TOTAL SHORT-TERM SECURITIES – 5.3%		$431,718
(Cost: $431,718)

TOTAL INVESTMENT SECURITIES – 100.0%		$8,104,298
(Cost: $3,371,256)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1,308

NET ASSETS – 100.0%		$8,105,606

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D) All or a portion of securities with an aggregate value of $20,319 are on loan.

(E) Restricted securities. At June 30, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$4,713	$4,713	$4,695

			Shares
Marrone Bio Innovations, Inc., expires 12-15-20	8-20-15 – 5-1-20	1,396	–	586
Marrone Bio Innovations, Inc., expires 12-15-21	8-20-15 – 5-1-20	523	–	220
Marrone Bio Innovations, Inc., expires 3-15-21	8-20-15 – 5-1-20	628	–	264
Marrone Bio Innovations, Inc., expires 9-15-20	8-20-15 – 5-1-20	291	–	122

			$4,713	$5,887

The total value of these securities represented 0.1% of net assets at June 30, 2020.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$879,897	$51,076	$—
Consumer Discretionary	664,604	—	—
Health Care	1,250,502	—	—
Information Technology	4,342,914	303,604	—
Materials	27,669	—	—
Real Estate	146,427	—	—

Total Common Stocks	$7,312,013	$354,680	$—
Warrants	—	1,192	—
Corporate Debt Securities	—	4,695	—
Short-Term Securities	431,718	—	—

Total	$7,743,731	$360,567	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,371,256

Gross unrealized appreciation	4,808,603
Gross unrealized depreciation	(75,561)

Net unrealized appreciation	$4,733,042